Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Dynamic Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic Retirement Master Portfolio of Master Investment Portfolio	$139,392,738

Total Investments (Cost — $85,400,879) — 100.0%	139,392,738

Liabilities in Excess of Other Assets — (0.0)%	(61,394)

Net Assets — 100.0%	$139,331,344

BlackRock LifePath Dynamic Retirement Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic Retirement Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $139,392,738 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 100.3%

Equity Funds — 37.9%
Active Stock Master Portfolio	$29,728,421	$29,728,421
BlackRock Advantage Emerging Markets Fund — Class K(a)	437,712	4,377,121
BlackRock Tactical Opportunities Fund — Class K	309,873	4,229,760
International Tilts Master Portfolio	6,769,524	6,769,524
iShares Developed Real Estate Index Fund — Class K	280,449	3,163,467
iShares Edge MSCI Multifactor International ETF	55,297	1,410,073
iShares Edge MSCI Multifactor USA ETF	43,927	1,402,150
iShares MSCI EAFE Small-Cap ETF(b)	30,611	1,751,867

		52,832,383

Security	Shares/ Investment Value	Value

Fixed Income Funds — 55.5%
CoreAlpha Bond Master Portfolio	$55,113,162	$55,113,162
iShares TIPS Bond ETF	96,480	11,219,659
Master Total Return Portfolio	11,024,156	11,024,156

		77,356,977

Short-Term Securities — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	550,951	551,227
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	9,087,116	9,087,116

		9,638,343

Total Affiliated Investment Companies — 100.3% (Cost — $100,384,802)		139,827,703

Liabilities in Excess of Other Assets — (0.3)%		(422,150)

Net Assets — 100.0%		$139,405,553

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$26,264,955	$3,463,466	—	$29,728,421	$29,728,421	$391,966		$1,879,779	$4,274,164
BlackRock Advantage Emerging Markets Fund — Class K	392,861	160,435	(115,584)	437,712	4,377,121	—		(89,557)	338,877
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	1,293,646	—	(742,695)	550,951	551,227	4,088	(c)	460	7
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	3,984,522	5,102,594	—	9,087,116	9,087,116	70,171		—	—
BlackRock Tactical Opportunities Fund	259,496	83,250	(32,873)	309,873	4,229,760	—		8,319	492
CoreAlpha Bond Master Portfolio(b)	$44,525,554	$10,587,608	$—	$55,113,162	55,113,162	1,116,407		1,431,183	3,768,600

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic Retirement Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio(b)	$7,798,563	—	$(1,029,039)	$6,769,524	$6,769,524	$212,947	$32,703	$845,148
iShares Developed Real Estate Index Fund — Class K	—	280,449	—	280,449	3,163,467	1	—	6,416
iShares Edge MSCI Multifactor International ETF	46,405	13,064	(4,172)	55,297	1,410,073	24,168	(11,673)	108,014
iShares Edge MSCI Multifactor USA ETF	15,620	30,123	(1,816)	43,927	1,402,150	11,969	2,380	100,607
ishares U.S. Real Estate ETF(d)	—	9,011	(9,011)	—	—	—	808	—
iShares MSCI EAFE Small-Cap ETF	24,473	11,192	(5,054)	30,611	1,751,867	22,451	(25,564)	183,804
iShares TIPS Bond ETF	85,948	25,273	(14,741)	96,480	11,219,659	136,094	62,744	531,253
iShares International Developed Real Estate ETF(d)	—	18,763	(18,763)	—	—	3,786	(3,550)	—
Master Total Return Portfolio(b)	$6,685,677	$4,338,479	$—	$11,024,156	11,024,156	307,900	171,876	1,589,681

					$139,827,703	$2,301,948	$3,459,908	$11,747,063

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/ investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities

(d)	As of period end, the entity is no longer held by the Lifepath Dynamic Master Portfolio

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar
Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

NOK	Norwegian Krone

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic Retirement Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	8	12/19/19	$1,203	$7,370
Ultra Long U.S. Treasury Bond	1	12/19/19	192	(1,290)
E-Mini MSCI EAFE Index	18	12/20/19	1,709	(2,749)
Russell 2000 E-Mini Index	61	12/20/19	4,651	(165,289)
S&P 500 E-Mini Index	29	12/20/19	4,319	(36,858)

				(198,816)

Short Contracts
10-Year U.S. Treasury Note	7	12/19/19	912	9,797
10-Year U.S. Ultra Long Treasury Bond	13	12/19/19	1,851	15,844

				25,641

				$(173,175)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,000	USD	11,447	Bank of America N.A.	10/15/19	$33
AUD	1,000	USD	675	JPMorgan Chase Bank N.A.	10/15/19	—
AUD	23,000	USD	15,516	State Street Bank and Trust Co.	10/15/19	15
CAD	2,000	USD	1,508	Bank of America N.A.	10/15/19	2
CAD	11,000	USD	8,304	Citibank N.A.	10/15/19	—
CAD	44,000	USD	33,127	Standard Chartered Bank	10/15/19	92
GBP	1,000	USD	1,222	Barclays Bank PLC	10/15/19	8
GBP	11,000	USD	13,441	Royal Bank of Canada	10/15/19	91
HKD	147,000	USD	18,749	Citibank N.A.	10/15/19	10
HKD	342,000	USD	43,639	JPMorgan Chase Bank N.A.	10/15/19	5
HKD	31,000	USD	3,956	Standard Chartered Bank	10/15/19	—
ILS	3,000	USD	849	Bank of America N.A.	10/15/19	15
ILS	8,000	USD	2,297	Citibank N.A.	10/15/19	6
JPY	423,000	USD	3,916	Nomura International PLC	10/15/19	—
JPY	377,000	USD	3,489	State Street Bank and Trust Co.	10/15/19	—
SGD	13,000	USD	9,375	Bank of America N.A.	10/15/19	32
SGD	2,000	USD	1,447	Citibank N.A.	10/15/19	1
SGD	2,000	USD	1,448	Citibank N.A.	10/15/19	—
SGD	1,000	USD	721	State Street Bank and Trust Co.	10/15/19	3
SGD	4,000	USD	2,883	UBS AG	10/15/19	12
USD	25,083	AUD	37,000	Citibank N.A.	10/15/19	98
USD	42,819	AUD	63,000	JPMorgan Chase Bank N.A.	10/15/19	277
USD	17,223	AUD	25,500	State Street Bank and Trust Co.	10/15/19	4
USD	755	CAD	1,000	Deutsche Bank AG	10/15/19	—

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	757	CAD	1,000	Standard Chartered Bank	10/15/19	$2
USD	12,094	CHF	12,000	Citibank N.A.	10/15/19	57
USD	13,179	CHF	13,000	JPMorgan Chase Bank N.A.	10/15/19	139
USD	25,303	EUR	23,000	BNP Paribas S.A.	10/15/19	210
USD	1,135	EUR	1,000	Bank of America N.A.	10/15/19	44
USD	2,462	EUR	2,250	Deutsche Bank AG	10/15/19	7
USD	3,307	EUR	3,000	Deutsche Bank AG	10/15/19	33
USD	1,129	EUR	1,000	Nomura International PLC	10/15/19	38
USD	1,112	EUR	1,000	State Street Bank and Trust Co.	10/15/19	21
USD	3,344	EUR	3,000	State Street Bank and Trust Co.	10/15/19	70
USD	4,441	EUR	4,000	State Street Bank and Trust Co.	10/15/19	76
USD	6,513	EUR	5,750	State Street Bank and Trust Co.	10/15/19	239
USD	21,453	EUR	19,000	State Street Bank and Trust Co.	10/15/19	723
USD	106,840	EUR	97,000	State Street Bank and Trust Co.	10/15/19	1,011
USD	1,249	GBP	1,000	Deutsche Bank AG	10/15/19	19
USD	2,498	GBP	2,000	JPMorgan Chase Bank N.A.	10/15/19	38
USD	49,949	GBP	40,000	JPMorgan Chase Bank N.A.	10/15/19	741
USD	3,679	GBP	2,980	State Street Bank and Trust Co.	10/15/19	13
USD	35,289	JPY	3,801,000	Citibank N.A.	10/15/19	105
USD	144,973	JPY	15,544,000	Standard Chartered Bank	10/15/19	1,092
USD	457	NOK	4,000	BNP Paribas S.A.	10/15/19	17
USD	116	NOK	1,000	Bank of America N.A.	10/15/19	6
USD	18,798	NOK	160,400	Bank of America N.A.	10/15/19	1,163
USD	338	NOK	3,000	Goldman Sachs International	10/15/19	8
USD	809	NOK	7,000	Goldman Sachs International	10/15/19	39
USD	782	NOK	7,000	JPMorgan Chase Bank N.A.	10/15/19	12
USD	230	NOK	2,000	State Street Bank and Trust Co.	10/15/19	10
USD	2,331	NOK	21,000	State Street Bank and Trust Co.	10/15/19	23
USD	632	NZD	1,000	Deutsche Bank AG	10/15/19	6
USD	1,260	NZD	2,000	State Street Bank and Trust Co.	10/15/19	8
USD	1,556	SEK	15,000	BNP Paribas S.A.	10/15/19	31
USD	21,379	SEK	207,000	Citibank N.A.	10/15/19	333
USD	415	SEK	4,000	Deutsche Bank AG	10/15/19	9
USD	2,136	SEK	21,000	Deutsche Bank AG	10/15/19	—
USD	938	SEK	9,000	State Street Bank and Trust Co.	10/15/19	23
USD	9,750	SEK	95,000	State Street Bank and Trust Co.	10/15/19	92
USD	22,075	SGD	30,500	Bank of America N.A.	10/15/19	5
USD	32,685	SGD	45,000	State Street Bank and Trust Co.	10/15/19	123

						7,290

AUD	30,500	USD	21,370	Bank of America N.A.	10/15/19	(775)
AUD	3,000	USD	2,077	Goldman Sachs International	10/15/19	(51)
AUD	8,000	USD	5,474	Goldman Sachs International	10/15/19	(72)
AUD	2,000	USD	1,395	Nomura International PLC	10/15/19	(44)
AUD	3,000	USD	2,076	Nomura International PLC	10/15/19	(50)
AUD	38,000	USD	25,733	State Street Bank and Trust Co.	10/15/19	(73)
CAD	4,600	USD	3,535	Bank of America N.A.	10/15/19	(62)
CAD	1,000	USD	762	JPMorgan Chase Bank N.A.	10/15/19	(7)
CAD	1,000	USD	761	State Street Bank and Trust Co.	10/15/19	(6)
CHF	6,000	USD	6,100	BNP Paribas S.A.	10/15/19	(82)
CHF	19,000	USD	19,419	Bank of America N.A.	10/15/19	(360)
EUR	1,000	USD	1,124	BNP Paribas S.A.	10/15/19	(33)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts  (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000	USD	1,120	Citibank N.A.	10/15/19	$(29)
EUR	1,000	USD	1,121	Goldman Sachs International	10/15/19	(30)
EUR	4,000	USD	4,401	Goldman Sachs International	10/15/19	(37)
EUR	5,000	USD	5,632	JPMorgan Chase Bank N.A.	10/15/19	(177)
EUR	1,000	USD	1,127	Nomura International PLC	10/15/19	(36)
EUR	2,000	USD	2,239	State Street Bank and Trust Co.	10/15/19	(57)
EUR	3,000	USD	3,306	State Street Bank and Trust Co.	10/15/19	(33)
EUR	3,000	USD	3,404	State Street Bank and Trust Co.	10/15/19	(131)
EUR	5,000	USD	5,503	State Street Bank and Trust Co.	10/15/19	(48)
EUR	7,000	USD	7,803	State Street Bank and Trust Co.	10/15/19	(166)
EUR	11,000	USD	12,187	State Street Bank and Trust Co.	10/15/19	(186)
EUR	23,000	USD	25,474	State Street Bank and Trust Co.	10/15/19	(380)
EUR	93,000	USD	102,151	State Street Bank and Trust Co.	10/15/19	(686)
GBP	13,980	USD	17,605	Bank of America N.A.	10/15/19	(406)
GBP	31,000	USD	38,371	Goldman Sachs International	10/15/19	(235)
GBP	1,000	USD	1,250	State Street Bank and Trust Co.	10/15/19	(19)
HKD	7,000	USD	895	State Street Bank and Trust Co.	10/15/19	(1)
HKD	59,000	USD	7,548	State Street Bank and Trust Co.	10/15/19	(18)
HKD	4,000	USD	511	UBS AG	10/15/19	(1)
JPY	3,097,000	USD	28,816	Bank of America N.A.	10/15/19	(149)
JPY	9,237,000	USD	85,970	Bank of America N.A.	10/15/19	(469)
JPY	100,000	USD	932	Deutsche Bank AG	10/15/19	(7)
JPY	272,000	USD	2,573	Deutsche Bank AG	10/15/19	(56)
JPY	440,000	USD	4,080	Deutsche Bank AG	10/15/19	(7)
JPY	267,000	USD	2,486	Goldman Sachs International	10/15/19	(14)
JPY	253,000	USD	2,394	JPMorgan Chase Bank N.A.	10/15/19	(52)
JPY	441,000	USD	4,174	JPMorgan Chase Bank N.A.	10/15/19	(92)
JPY	700,000	USD	6,493	JPMorgan Chase Bank N.A.	10/15/19	(13)
JPY	89,000	USD	832	Nomura International PLC	10/15/19	(8)
JPY	90,000	USD	834	Nomura International PLC	10/15/19	(1)
JPY	99,000	USD	921	Nomura International PLC	10/15/19	(5)
JPY	261,000	USD	2,471	Nomura International PLC	10/15/19	(55)
JPY	397,000	USD	3,747	Nomura International PLC	10/15/19	(72)
JPY	404,000	USD	3,806	Nomura International PLC	10/15/19	(66)
JPY	136,000	USD	1,283	Standard Chartered Bank	10/15/19	(24)
JPY	137,000	USD	1,293	Standard Chartered Bank	10/15/19	(24)
JPY	146,000	USD	1,384	Standard Chartered Bank	10/15/19	(33)
JPY	273,000	USD	2,580	Standard Chartered Bank	10/15/19	(53)
JPY	600,000	USD	5,689	Standard Chartered Bank	10/15/19	(135)
JPY	247,000	USD	2,330	State Street Bank and Trust Co.	10/15/19	(44)
JPY	337,000	USD	3,140	State Street Bank and Trust Co.	10/15/19	(20)
JPY	917,000	USD	8,546	State Street Bank and Trust Co.	10/15/19	(58)
JPY	3,487,000	USD	32,943	State Street Bank and Trust Co.	10/15/19	(666)
NOK	107,400	USD	11,835	Bank of America N.A.	10/15/19	(27)
NOK	125,000	USD	13,819	JPMorgan Chase Bank N.A.	10/15/19	(76)
NZD	3,000	USD	2,004	Standard Chartered Bank	10/15/19	(124)
SEK	4,000	USD	430	Bank of America N.A.	10/15/19	(23)
SEK	6,000	USD	629	Barclays Bank PLC	10/15/19	(19)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	132,000	USD	14,157	Barclays Bank PLC	10/15/19	$(737)
SEK	19,000	USD	2,030	Deutsche Bank AG	10/15/19	(98)
SEK	106,000	USD	10,904	JPMorgan Chase Bank N.A.	10/15/19	(127)
SEK	75,000	USD	7,651	Royal Bank of Canada	10/15/19	(26)
SEK	2,000	USD	213	State Street Bank and Trust Co.	10/15/19	(9)
SEK	7,000	USD	750	State Street Bank and Trust Co.	10/15/19	(38)
SGD	1,000	USD	730	Citibank N.A.	10/15/19	(6)
SGD	1,000	USD	724	Standard Chartered Bank	10/15/19	(1)
SGD	30,500	USD	22,454	Standard Chartered Bank	10/15/19	(384)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(7)
SGD	1,000	USD	731	State Street Bank and Trust Co.	10/15/19	(8)
SGD	2,000	USD	1,456	State Street Bank and Trust Co.	10/15/19	(9)
SGD	11,000	USD	7,976	State Street Bank and Trust Co.	10/15/19	(17)
SGD	6,000	USD	4,357	UBS AG	10/15/19	(15)
USD	8,242	CAD	11,000	JPMorgan Chase Bank N.A.	10/15/19	(63)
USD	2,713	CAD	3,600	State Street Bank and Trust Co.	10/15/19	(5)
USD	35,446	CAD	47,000	State Street Bank and Trust Co.	10/15/19	(38)
USD	8,455	GBP	7,000	BNP Paribas S.A.	10/15/19	(156)
USD	2,418	GBP	2,000	JPMorgan Chase Bank N.A.	10/15/19	(43)
USD	1,215	GBP	1,000	State Street Bank and Trust Co.	10/15/19	(16)
USD	2,431	GBP	2,000	State Street Bank and Trust Co.	10/15/19	(30)
USD	4,210	HKD	33,000	BNP Paribas S.A.	10/15/19	(1)
USD	2,422	HKD	19,000	BNY Mellon	10/15/19	(3)
USD	68,633	HKD	538,000	Citibank N.A.	10/15/19	(23)
USD	2,008	ILS	7,000	Bank of America N.A.	10/15/19	(7)
USD	1,144	ILS	4,000	Goldman Sachs International	10/15/19	(8)
USD	35,929	JPY	3,882,000	State Street Bank and Trust Co.	10/15/19	(4)
USD	2,962	NOK	27,000	State Street Bank and Trust Co.	10/15/19	(6)
CAD	1,156,342	USD	877,245	Bank of America N.A.	12/18/19	(3,314)
EUR	2,430,000	USD	2,686,180	Deutsche Bank AG	12/18/19	(21,834)
EUR	4,350,068	USD	4,843,039	Deutsche Bank AG	12/18/19	(73,455)

						(107,171)

						$(99,881)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$27,554,097	$—	$—	$27,554,097
Short-Term Securities	9,638,343	—	—	9,638,343

Subtotal	$37,192,440	$—	$—	$37,192,440

Investments Valued at Net Asset Value (“NAV”)(a)				102,635,263

Total				$139,827,703

Derivative Financial Instruments(b)
Assets:
Equity contracts	$7,370	$—	$—	$7,370
Forward foreign currency contracts	—	7,290	—	7,290
Interest rate contracts	25,641	—	—	25,641
Liabilities:
Equity contracts	(204,896)	—	—	(204,896)
Forward foreign currency contracts	—	(107,171)	—	(107,171)
Interest rate contracts	(1,290)	—	—	(1,290)

	$(173,175)	$(99,881)	$—	$(273,056)

(a)	Certain Investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.